Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statutory Reserves [Line Items]
Exchange rate	7.2993
Impairment charge of goodwill	¥ 0	¥ 0	¥ 0
Impairment charge of long-lived assets	0	0	0
Revenue recognized that was included in the deferred revenue balance at the beginning of the year	966,899	987,533
The aggregate amount of transaction price allocated to unsatisfied performance obligations	979,200
Advertising expenses	1,106,200	1,384,300	1,479,000
Employee benefit expenses	282,340	321,025	¥ 322,168
Reclassification of redeemable noncontrolling	33,951	¥ 30,369
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Statutory Reserves [Line Items]
The aggregate amount of transaction price allocated to unsatisfied performance obligations	¥ 961,000
Remaining performance obligation period	12 months
China Company Law [Member]
Statutory Reserves [Line Items]
Statutory surplus fund reached capital rate	50.00%
China Company Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
Appropriation of the annual after-tax profits required minimum percentage	10.00%
China Foreign Investment Enterprises Law [Member]
Statutory Reserves [Line Items]
General reserve reached capital rate	50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
General reserve appropriation	10.00%